Note 8 - Basic and Diluted Net Loss Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Number of Shares Outstanding, Basic, Total	3,813,796	3,803,331
Weighted Average Number of Shares Outstanding, Assuming Dilution	3,914,079	3,836,661